CATALYST FUNDS

November 5, 2010

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:   Catalyst Funds

Post Effective Amendment No. 43 to the Registration Statement on Form N-1A (File No. 333-132541, CIK No. 0001355064)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by the Catalyst Funds, on behalf of the Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund, Compass EMP Alternative Strategies Fund, Day Hagan Tactical Allocation Fund of ETFs, Listed Private Equity Plus Fund, SMH Representation Trust, and the Catalyst Value Fund (Class I shares only) (collectively, the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of Catalyst Funds (the “Trust”), I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act for each of the Funds would not have differed from those contained in Post-Effective Amendment No. 43 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 27, 2010 and became effective on November 1, 2010.

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725.

Very truly yours,

/s/ David F. Ganley

David F. Ganley

Secretary

cc:   JoAnn M. Strasser, Esq.

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